ACQUISITIONS - Summary of Preliminary Purchase Price Allocation (Details) € in Thousands, $ in Thousands	Jan. 31, 2022 USD ($)	Jan. 31, 2022 EUR (€)	Jan. 01, 2022 USD ($)
Roto Sports, Inc.
Disclosure of detailed information about business combination [line items]
Cash paid			$ 14,700
Common shares issued, at fair value			4,600
Deferred consideration, at fair value			7,250
Total acquisition consideration			26,550
Cash and cash equivalents			1,999
Accounts receivable			760
Prepaid expenses and other current assets			292
Customer base			3,200
Content asset			5,400
Right of use asset			617
Other assets			7
Total assets acquired			22,675
Accounts payable			(16)
Deferred income			(1,120)
Lease liability			(617)
Deferred tax			(4,008)
Other current liabilities			(1,140)
Total liabilities assumed			(6,901)
Total net assets			15,774
Goodwill			10,776
Total acquisition consideration			26,550
Roto Sports, Inc. | Performance marketing, domain names and related websites
Disclosure of detailed information about business combination [line items]
Technology-based intangible assets recognised as of acquisition date			2,300
Roto Sports, Inc. | Fantasy sports, domain names and related websites
Disclosure of detailed information about business combination [line items]
Technology-based intangible assets recognised as of acquisition date			$ 8,100
NDC Media
Disclosure of detailed information about business combination [line items]
Cash paid	$ 11,168	€ 10,000
Cash payable	4,279	€ 3,832
Common shares issued, at fair value	2,792
Deferred consideration, at fair value	20,437
Total acquisition consideration	38,676
Cash and cash equivalents	4,574
Accounts receivable and other current assets	1,284
Customer base	938
Content asset	352
Right of use asset	126
Other non-current assets	37
Total assets acquired	39,496
Accounts payable	(234)
Lease liability	(126)
Deferred tax	(460)
Total liabilities assumed	(820)
Total net assets	38,676
Goodwill	0
Total acquisition consideration	38,676
NDC Media | Performance marketing, domain names and related websites
Disclosure of detailed information about business combination [line items]
Technology-based intangible assets recognised as of acquisition date	32,051
NDC Media | Software
Disclosure of detailed information about business combination [line items]
Technology-based intangible assets recognised as of acquisition date	$ 134